BALANCE SHEET COMPONENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
BALANCE SHEET COMPONENTS
BALANCE SHEET COMPONENTS

NOTE 3. BALANCE SHEET COMPONENTS

Property and equipment, net

Property and equipment primarily consist of office furniture and fixtures.

Depreciation expense was $1,000 and $1,200 for the three months ended September 30, 2023 and 2022, respectively. For the nine months ended September 30, 2023 and 2022, depreciation expense was $2,900 and $3,800, respectively.

Accrued liabilities

Accrued liabilities consist of the following:

	September 30, 2023	December 31, 2022
Operating costs	$245,545	$245,391
Lease liability	-	119,393
Employee related	47,416	410,261
	$292,961	$775,045

NOTE C—BALANCE SHEET COMPONENTS

Property and equipment, net

Property and equipment primarily consist of office furniture and fixtures.

Depreciation and amortization expense were $5,143 and $4,116 for the years ended December 31, 2022 and 2021, respectively.

Accrued liabilities

Accrued liabilities consist of the following:

	December 31, 2022	December 31, 2021
Operating costs	$245,391	$-
Lease liability	119,393	107,192
Employee related	410,261	597,148
	$775,045	$704,340